Investment Strategy - Corgi MANGOS ETF	Sep. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of the following six companies and in SPV interests, total return swaps, and other financial instruments that provide economic exposure to the equity securities or equity value of those companies (collectively, the "MANGOS Companies"): Meta Platforms, Inc. ("Meta"), Anthropic PBC ("Anthropic"), NVIDIA Corporation ("Nvidia"), Alphabet Inc. ("Google"), OpenAI, Inc. ("OpenAI"), and Space Exploration Technologies Corp. ("SpaceX"). MANGOS is an acronym formed from the first letters of these six companies: Meta, Anthropic, Nvidia, Google, OpenAI, and SpaceX. The Fund's 80% investment policy is defined by reference to these six specific named companies rather than by a thematic industry classification. For purposes of the policy, derivative instruments will be valued at their notional value.

Meta Platforms, Inc. (NASDAQ: META) operates social media and messaging platforms, including Facebook, Instagram, WhatsApp, and Messenger, and develops virtual and augmented reality technologies and related hardware. Meta is headquartered in Menlo Park, California.

Anthropic PBC is an AI safety company that develops and deploys large language models and frontier AI systems, including the Claude family of AI assistants. Anthropic is headquartered in San Francisco, California. As of the date of this Prospectus, Anthropic is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when Anthropic's securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

NVIDIA Corporation (NASDAQ: NVDA) designs and supplies graphics processing units (GPUs), data center accelerators, networking solutions, and related hardware and software for gaming, professional visualization, data centers, automotive, and artificial intelligence markets. NVIDIA is headquartered in Santa Clara, California.

Alphabet Inc. (NASDAQ: GOOGL) operates internet products and platforms, including Google Search, YouTube, Google Cloud, and related advertising and technology businesses, and invests in emerging technologies including autonomous vehicles, quantum computing, and artificial intelligence. Alphabet is headquartered in Mountain View, California.

OpenAI, Inc. develops and deploys artificial intelligence systems, including large language models and the ChatGPT platform, and conducts frontier AI research. OpenAI is headquartered in San Francisco, California. As of the date of this Prospectus, OpenAI is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when OpenAI's securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

Space Exploration Technologies Corp. (NASDAQ: SPCX) designs, manufactures, and launches advanced rockets and spacecraft; operates the Starlink satellite communications network; and, through its ownership of xAI and X, develops artificial-intelligence models and computing infrastructure and operates a social-media platform and related advertising business. SpaceX is headquartered in Hawthorne, California.

Each publicly listed MANGOS Company is subject to the reporting requirements of the Securities Exchange Act of 1934 and files annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K with the U.S. Securities and Exchange Commission. These reports, including audited financial statements, are publicly available at www.sec.gov. Investors can locate information provided to or filed with the Commission by each publicly listed MANGOS Company, including financial statements, at www.sec.gov.

In the event of a merger, reorganization, or other corporate action involving a MANGOS Company, the Fund will treat the surviving or successor entity as the applicable MANGOS Company, provided that the successor entity (i) is publicly listed on a U.S. securities exchange, (ii) continues to operate substantially the same core business lines as the predecessor company, and (iii) has a market capitalization at the time of the corporate action that would place it among the largest U.S.-listed companies. If a MANGOS Company ceases to exist and no successor entity satisfies all three criteria, the Fund will remove that company from the basket and reallocate its weight among the remaining MANGOS Companies.

Derivatives and Total Return Swaps. The Fund may obtain exposure to each MANGOS Company through equity securities and financial instruments, including one-for-one, cash-settled total return swaps. For privately held companies, including OpenAI and Anthropic, the Fund expects to use swaps and/or eligible SPVs rather than direct purchases of private-company shares. Following a public listing, the Fund may use listed shares and financial instruments, including swaps. The mix may vary by company and over time with availability, costs, liquidity, valuation and applicable investment policies. The Fund may use one or more approved swap counterparties and is not committed to an exclusive provider. Derivatives counted toward the 80% policy must provide economic exposure to a MANGOS Company. The Fund does not propose to enter into swaps referencing SPV interests and will not engage in securities lending as a principal investment strategy.

Private-Company Swap Pricing and Liquidity. Private-company swaps are expected to use reference pricing derived from perpetual futures contracts referencing the applicable company. The swap counterparty acts as calculation agent under the swap documentation and valuation agent under the collateral documentation, with pricing discretion subject to the governing terms. The swap counterparty selects and applies reference pricing under the governing agreements and may use alternative pricing sources when appropriate. Alternative perpetual futures venues or secondary-market private-share transaction data may be used if the primary source is unavailable or unsuitable. The Adviser may independently review the selected reference pricing and investigate discrepancies. The Fund’s NAV valuation remains subject to its valuation procedures. A perpetual futures price may differ materially from the value of the company’s shares. The Fund does not itself hold perpetual futures or maintain an account with, or post collateral to, a perpetual futures venue under this strategy.

The swap’s return reflects changes in the agreed reference value and applicable distributions or adjustments, less applicable financing costs and fees. The governing agreement permits whole or partial termination by notice, subject to contractual valuation and settlement provisions. The Fund expects initially to classify private-company swaps as illiquid but may subsequently classify a swap as highly liquid, moderately liquid or less liquid when supported by current, documented evidence under Rule 22e-4. Classifications will be reviewed under the Fund’s liquidity risk management program using current, documented evidence, including termination rights, price impact and settlement terms. Cash settlement or a termination right alone does not determine the classification. Illiquid swap assets count toward the Fund’s 15% limit on illiquid investments.

Private-Company Position Sizing. The Adviser determines private-company position sizes based on available investment opportunities, costs, liquidity, valuation and portfolio considerations. The Fund will not acquire exposure to a privately held MANGOS Company if, immediately after the acquisition, the Fund’s aggregate exposure to the privately held MANGOS Companies (currently Anthropic and OpenAI) would exceed 15% of its net assets. This limit applies however the exposure is obtained, including through swaps priced by reference to perpetual futures, SPV interests or direct holdings, and regardless of liquidity classification. For this purpose, exposure aggregates swap notional, the portion of SPV fair value reasonably attributable to those companies and any direct holdings. To the extent the Fund invests in investments classified as illiquid, it generally targets up to 10% of its net assets in such investments at the time of acquisition. Position sizes may change with creations and redemptions, investment performance, available capacity and compliance considerations. The Fund expects initially to classify its private-company swaps and SPV interests as illiquid and will comply with Rule 22e-4’s 15% limit on illiquid investments. Swap classifications may change when supported by current, documented evidence under the Fund’s liquidity risk management program. An IPO does not automatically make an investment liquid; any investment that remains illiquid continues to count toward that limit.

Special Purpose Vehicles and Private Investments. The Fund may invest through passive, non-controlling interests in one or more unaffiliated SPVs holding private-company securities. It will not create or sponsor an SPV or act as its general partner or managing member. The Adviser evaluates each SPV’s ownership chain, underlying holdings, fees, restrictions, economic rights and available valuation information before investing. Only the portion attributable to a MANGOS Company counts toward the 80% policy. The Fund will invest only in SPVs that charge no ongoing management fee, performance allocation, carried interest or incentive allocation; a one-time acquisition fee or commission may apply. SPV interests will initially be classified as illiquid and included in the 15% illiquid-investment limit. The Fund may hold permissible liquid investments while suitable exposure is unavailable. Additional information about SPV diligence, valuation, monitoring and reporting appears under “Principal Investment Strategies for the Fund.”

Cash Settlement and Creation/Redemption Baskets. The Fund uses cash in lieu of swaps and SPV interests in creation and redemption baskets; neither is transferred in kind. Each creation or redemption need not result in a simultaneous termination or sale of those holdings. The Fund manages available cash and liquid holdings to meet redemption and collateral obligations while investment proceeds are pending.

Private-Company Exposure Management. The Fund’s use of derivatives is subject to Rule 18f-4 and its derivatives risk management program. The Adviser evaluates pricing reliability, market activity, counterparty exposure, collateral, termination and settlement terms, and anticipated cash needs under the applicable valuation and risk management procedures. It may refrain from increasing, reduce or terminate exposure, seek another approved counterparty, or consider an eligible SPV. These measures do not assure the availability of intended exposure or eliminate risk.

Transition Following a Public Listing. Under the expected arrangements, upon an IPO and listing the perpetual futures contract referenced by an existing swap automatically changes its reference from pre-IPO shares to the company’s listed shares. The existing swap remains linked to the perpetual futures contract and may continue without being closed. Following the IPO, the Adviser will determine when to terminate the perpetual-futures-linked swap and replace it with a new swap referencing the company’s publicly traded shares directly, subject to applicable transaction terms and the availability of acceptable replacement terms. The governing transaction terms apply. An IPO does not itself convert an SPV interest into freely tradable shares or provide a cash exit. The Adviser aggregates exposure across instruments during the transition.

For the avoidance of doubt, the Fund is not a “cryptocurrency fund” and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly. The Fund seeks exposure to the equity securities or equity value of the MANGOS Companies. Private-company swap reference pricing or counterparty hedging may nevertheless involve perpetual futures traded on digital asset derivatives venues, exposing the Fund to the related pricing, market and counterparty risks described below.

The Fund employs a combination of fundamental analysis and quantitative screening to construct the Fund's portfolio and determine position sizing among the MANGOS Companies. The Adviser evaluates the MANGOS Companies based on, among other things, competitive positioning within the technology and innovation ecosystem, revenue growth trajectory, market opportunity, research and development pipeline, management quality, and valuation. The Fund is not an index fund and does not seek to replicate a market-capitalization-weighted or equal-weighted allocation among the MANGOS Companies.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior written notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	MANGOS is an acronym formed from the first letters of these six companies: Meta, Anthropic, Nvidia, Google, OpenAI, and SpaceX.
Name Policy, Number of Named Companies	6
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of the following six companies and in SPV interests, total return swaps, and other financial instruments that provide economic exposure to the equity securities or equity value of those companies (collectively, the "MANGOS Companies"): Meta Platforms, Inc. ("Meta"), Anthropic PBC ("Anthropic"), NVIDIA Corporation ("Nvidia"), Alphabet Inc. ("Google"), OpenAI, Inc. ("OpenAI"), and Space Exploration Technologies Corp. ("SpaceX"). MANGOS is an acronym formed from the first letters of these six companies: Meta, Anthropic, Nvidia, Google, OpenAI, and SpaceX. The Fund's 80% investment policy is defined by reference to these six specific named companies rather than by a thematic industry classification. For purposes of the policy, derivative instruments will be valued at their notional value. In the event of a merger, reorganization, or other corporate action involving a MANGOS Company, the Fund will treat the surviving or successor entity as the applicable MANGOS Company, provided that the successor entity (i) is publicly listed on a U.S. securities exchange, (ii) continues to operate substantially the same core business lines as the predecessor company, and (iii) has a market capitalization at the time of the corporate action that would place it among the largest U.S.-listed companies. If a MANGOS Company ceases to exist and no successor entity satisfies all three criteria, the Fund will remove that company from the basket and reallocate its weight among the remaining MANGOS Companies. Derivatives counted toward the 80% policy must provide economic exposure to a MANGOS Company. Only the portion attributable to a MANGOS Company counts toward the 80% policy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of the following six companies and in SPV interests, total return swaps, and other financial instruments that provide economic exposure to the equity securities or equity value of those companies (collectively, the "MANGOS Companies"): Meta Platforms, Inc. ("Meta"), Anthropic PBC ("Anthropic"), NVIDIA Corporation ("Nvidia"), Alphabet Inc. ("Google"), OpenAI, Inc. ("OpenAI"), and Space Exploration Technologies Corp. ("SpaceX"). MANGOS is an acronym formed from the first letters of these six companies: Meta, Anthropic, Nvidia, Google, OpenAI, and SpaceX. The Fund's 80% investment policy is defined by reference to these six specific named companies rather than by a thematic industry classification. For purposes of the policy, derivative instruments will be valued at their notional value. Derivatives counted toward the 80% policy must provide economic exposure to a MANGOS Company. Only the portion attributable to a MANGOS Company counts toward the 80% policy. The Fund will provide shareholders with at least 60 days' prior written notice of any change to the Fund's 80% investment policy.
Name Policy, Minimum Investment Percentage	80.00%
Name Policy, Prior Notice in Days	60